ACQUISITION (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Business Acquisition [Line Items]
Noncash or Part Noncash Acquisition, Intangible Assets Acquired	$ 5,580,704
Amortization of Intangible Assets	550,080	$ 0
Intangible Assets, Net (Excluding Goodwill)	$ 5,030,624	$ 0
Patents and exclusive License Agreement [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	9 years 8 months 26 days
Noncash or Part Noncash Acquisition, Intangible Assets Acquired	$ 1,306,031
Amortization of Intangible Assets	126,375
Intangible Assets, Net (Excluding Goodwill)	$ 1,179,656
Trademark [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	Indefinite
Noncash or Part Noncash Acquisition, Intangible Assets Acquired	$ 2,505,907
Amortization of Intangible Assets	0
Intangible Assets, Net (Excluding Goodwill)	$ 2,505,907
Customer relationships [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Noncash or Part Noncash Acquisition, Intangible Assets Acquired	$ 1,431,680
Amortization of Intangible Assets	134,931
Intangible Assets, Net (Excluding Goodwill)	$ 1,296,749
Non compete agreement [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years
Noncash or Part Noncash Acquisition, Intangible Assets Acquired	$ 61,366
Amortization of Intangible Assets	28,918
Intangible Assets, Net (Excluding Goodwill)	$ 32,448
Assembled Workforce [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 year
Noncash or Part Noncash Acquisition, Intangible Assets Acquired	$ 275,720
Amortization of Intangible Assets	259,856
Intangible Assets, Net (Excluding Goodwill)	$ 15,864